INCOME TAXES - Tax Rate Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Tax Rate Reconciliation
U.S. federal statutory income tax rate		21.00%	21.00%
Provision for income tax at the federal statutory rate	$ 2,128,000	$ 4,130,000	$ 4,935,000
State taxes	204,000	678,000	(59,000)
Permanent differences	(748,000)	48,000	(4,260,000)
Foreign taxes		(222,000)	145,000
Change in valuation allowance	284,000		(3,922,000)
Other	(218,000)	(470,000)	(66,000)
Total income tax expense (benefit)	$ 1,649,680	$ 4,163,663	$ (3,227,061)